VIA EDGAR

May 3, 2013

Division of Investment Management
Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re:	VALIC Separate Account A
	The Variable Annuity Life Insurance Company
	Post-Effective Amendment on Form N-4
	File Nos.: 002-96223 and 811-03240
	(Impact/UIT-981 Fixed and Variable Deferred Annuity)

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, please be advised that the form of Prospectus and Statement of Additional Information dated May 1, 2013 for The
Variable Annuity Life Insurance Company Separate
Account A Impact/UIT-981 Fixed and Variable Deferred
Annuity contain no changes from those submitted in Post-Effective Amendment No. 48 and Amendment No. 196 as filed electronically with the Securities and Exchange Commission, on April 30, 2013.

Should you have any questions regarding this filing, please do not hesitate to contact me at (713) 831-3150.

Sincerely,

/s/ MARK MATTHES
Mark Matthes
Vice President and Associate General Counsel